Share capital, share premium and own shares - Share repurchase/ buyback programmes by the Company (Details)	1 Months Ended																12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) £ / shares	Nov. 30, 2024 USD ($) shares	Nov. 30, 2024 £ / shares	Oct. 31, 2024 USD ($) shares	Oct. 31, 2024 £ / shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2024 £ / shares	Aug. 31, 2024 USD ($) shares	Aug. 31, 2024 £ / shares	Jul. 31, 2024 USD ($) shares	Jul. 31, 2024 £ / shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 £ / shares	Jan. 31, 2024 USD ($) shares	Jan. 31, 2024 £ / shares	Dec. 31, 2024 USD ($) Program shares	Dec. 05, 2024 USD ($)	Jun. 23, 2024 USD ($)
Transactions in Prudential plc shares
Cash paid on repurchases and buybacks, excluding costs	$ 97,782,966		$ 161,759,189		$ 162,436,763		$ 193,828,164		$ 78,392,153		$ 95,525,099		$ 25,508,735		$ 40,548,716		$ 855,781,785
Redemption liability and costs associated with buyback																	22,000,000
Total cost of share repurchases and buybacks																	$ 878,000,000
Number of shares | shares	10,743,844		18,244,807		20,480,882		23,590,670		7,992,467		11,940,672		2,726,787		3,851,376		99,571,505
Nominal value of shares cancelled																	$ 7,000,000
Minimum
Transactions in Prudential plc shares
Share price | £ / shares		£ 6.2		£ 5.95		£ 6.39		£ 6.02		£ 6.22		£ 6.68		£ 7.06		£ 8.01
Maximum
Transactions in Prudential plc shares
Share price | £ / shares		£ 6.85		£ 6.81		£ 7.27		£ 7.08		£ 6.93		£ 7.42		£ 7.61		£ 8.52
Share repurchases to neutralise share scheme issuances
Transactions in Prudential plc shares
Cash paid on repurchases and buybacks, excluding costs																	$ 48,000,000
Number of shares | shares																	4.6
Number of share buyback programmes | Program																	2
Share repurchases to neutralise share impact of scrip dividend
Transactions in Prudential plc shares
Cash paid on repurchases and buybacks, excluding costs																	$ 23,000,000
Number of shares | shares																	2,800,000
Share buyback programme to return capital to shareholders
Transactions in Prudential plc shares
Cash paid on repurchases and buybacks, excluding costs																	$ 785,000,000
Number of shares | shares																	92,100,000
Share repurchase program, authorized, amount, first tranche																			$ 700,000,000
Shares repurchase program, authorized, amount, second tranche																		$ 800,000,000
Share repurchase program, authorized, amount																			$ 2,000,000,000
Shares repurchase, financial obligation	$ (18,000,000)	£ (18,000,000)															$ (18,000,000)